Property and Equipment, Net	6 Months Ended
Sep. 30, 2025
Property and Equipment, Net [Abstract]
Property and Equipment, Net

Note 12 — Property and equipment, net

Property and equipment consist of the following:

	September 30,	March 31,
	2025	2025
	(Unaudited)
Office equipment	$2,811,608	$1,003,594
Motor vehicle	640,258	-
Furniture & Fitting	303,358	70,563
Office and warehouse renovation	992,994	455,313
Subtotal	4,748,218	1,529,470
Less: accumulated depreciation	(3,666,284)	(1,149,155)
Total property and equipment, net	$1,081,934	$380,315

Depreciation expenses for the six months ended September 30, 2025 and 2024 amounted to $201,084 and $165,415, respectively. The Company recognized no loss from disposal of property and equipment for the six months ended September 30, 2025 and 2024.